Capital Stock and Changes in Capital Accounts, textuals 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Arrangements with Employees and Nonemployees [Abstract]
Compensation cost on restricted stock	$ 7,279	$ 8,232	$ 8,313
Unrecognized cost for unvested restricted shares	$ 10,106	$ 10,509
Total Compensation Cost Not yet Recognized, Period for Recognition	10 months 15 days